INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Summary of income tax expense (benefit)

	Current	Deferred	Total
Year ended December 31, 2020:
U.S. federal	$(451,000)	$271,000	$(180,000)
U.S. state	86,000	301,000	387,000
Foreign	1,993,000	(550,000)	1,443,000
Total income tax expense	$1,628,000	$22,000	$1,650,000

	Current	Deferred	Total
Year ended December 31, 2019:
U.S. federal	$529,000	$1,339,000	$1,868,000
U.S. state	1,170,000	(541,000)	629,000
Foreign	3,000	1,664,000	1,667,000
Total income tax expense	$1,702,000	$2,462,000	$4,164,000

	Current	Deferred	Total
Year ended December 31, 2018:
U.S. federal	$2,516,000	$(6,882,000)	$(4,366,000)
U.S. state	391,000	(496,000)	(105,000)
Foreign	1,682,000	(438,000)	1,244,000
Total income tax expense (benefit)	$4,589,000	$(7,816,000)	$(3,227,000)

Summary of tax rate reconciliation

	2020	2019	2018
Provision for income tax at the federal statutory rate	$2,128,000	$4,130,000	$4,935,000
State taxes	204,000	678,000	(59,000)
Permanent differences	(748,000)	48,000	(4,260,000)
Foreign taxes	—	(222,000)	145,000
Change in valuation allowance	284,000	—	(3,922,000)
Other	(218,000)	(470,000)	(66,000)
Total income tax expense (benefit)	$1,650,000	$4,164,000	$(3,227,000)

Summary of significant components of deferred taxes

	2020	2019
Deferred tax assets:
Net operating losses	$424,000	$432,000
Foreign tax credit carryforwards	2,005,000	2,555,000
Inventory basis differences	8,655,000	5,333,000

Deferred rent	83,000	76,000
Maintenance deposit payments	605,000	943,000
Deferred revenue	625,000	1,873,000
Allowance for doubtful accounts	398,000	391,000
Transaction costs	—	523,000
Start up costs	973,000	—
Intangible assets	410,000	807,000
Accrued expenses	1,070,000	1,232,000
Other	112,000	153,000
Total deferred tax assets	$15,360,000	14,318,000
Deferred tax liabilities:
Fixed assets	(6,981,000)	(8,320,000)
Section 481(a) adjustments	(1,784,000)	(633,000)
Deferred insurance proceeds	(603,000)	(611,000)
Total deferred tax liabilities	(9,368,000)	(9,564,000)
Valuation Allowances	(284,000)	—
Deferred income taxes, net	$5,708,000	$4,754,000